Loans and secured notes payable - Credit Facilities (Details) - USD ($)		1 Months Ended
	Dec. 19, 2014	Mar. 31, 2021	Dec. 23, 2020	May 20, 2020
Maximum | Reservoir Holdings Inc And Subsidiaries
Debt Instrument [Line Items]
Revolving credit facility			$ 50,000,000	$ 50,000,000
Minimum | Reservoir Holdings Inc And Subsidiaries
Debt Instrument [Line Items]
Revolving credit facility			25,000,000	25,000,000
Secured line of credit
Debt Instrument [Line Items]
Quarterly instalment, principal amount	$ 250,000
Secured line of credit | Reservoir Holdings Inc And Subsidiaries
Debt Instrument [Line Items]
Revolving credit facility	$ 50,000,000	$ 230,000,000
Borrowed under credit facility		$ 197,090,848
Secured line of credit | LIBOR plus | Reservoir Holdings Inc And Subsidiaries
Debt Instrument [Line Items]
Debt Instrument, interest rate		2.50%
Secured line of credit | Maximum | Reservoir Holdings Inc And Subsidiaries
Debt Instrument [Line Items]
Revolving credit facility			230,000,000	205,000,000
Secured line of credit | Minimum | Reservoir Holdings Inc And Subsidiaries
Debt Instrument [Line Items]
Revolving credit facility			$ 25,000,000	$ 25,000,000